Property, Plant and Equipment -Summary of Property, Plant and Equipment owned and Leased assets (Detail) - USD ($) $ in Millions	Jun. 30, 2019	Dec. 31, 2018
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	$ 27,517	$ 27,615
Property, plant and equipment owned [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	25,462	25,638
Property, plant and equipment leased (right-of-use assets) [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	$ 2,055	$ 1,977